UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments January 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ARES CLO Funds (a)(b):
Series 2005-10A, Class B, 0.69%, 9/18/17	USD	1,000	$865,000
Series 2011-16A, Class C, 2.90%, 5/17/21 (c)		850	838,355
Castle Garden Funding, Series 2005-1A, Class B1, 1.05%, 10/27/20 (a)(b)		1,350	1,022,760
Flagship CLO, Series 2006-1A, Class B, 0.65%, 9/20/19 (a)(b)		696	549,840
LCM LP, Series 8A, Class C, 3.37%, 1/14/21 (a)(b)		2,200	2,080,100
MAPS CLO Fund LLC, Series 2005-1A, Class C, 1.25%, 12/21/17 (a)(b)		705	615,113
Portola CLO Ltd., Series 2007-1X, Class B1, 1.76%, 11/15/17		950	878,750

Total Asset-Backed Securities – 2.0%			6,849,918

Common Stocks (d)	Shares

Construction & Engineering — 0.0%
USI United Subcontractors Common		7,645	159,900

Hotels, Restaurants & Leisure — 0.2%
Twin River		50,832	508,320

Metals & Mining — 0.1%
Euramax International		1,135	300,828

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		55,255	190,373
Ainsworth Lumber Co. Ltd. (a)		62,685	215,971

			406,344

Software — 0.2%
Bankruptcy Management Solutions, Inc.		2,947	10,315
HMH Holdings/EduMedia		115,632	578,160

			588,475

Total Common Stocks – 0.6%			1,963,867

Corporate Bonds	Par (000)

Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (a)	USD	700	745,500

Corporate Bonds	Par (000)		Value

Auto Components — 1.0%
Delphi International Holdings Unsecured, 12.00%, 10/06/14	USD	39	$41,093
Icahn Enterprises LP, 7.75%, 1/15/16		3,175	3,274,219

			3,315,312

Beverages — 0.5%
Central European Distribution Corp., 2.62%, 5/15/14	EUR	1,500	1,786,741

Capital Markets — 0.2%
E*Trade Financial Corp., 3.37%, 8/31/19 (a)(e)(f)	USD	439	702,949

Chemicals — 0.2%
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		715	783,819

Commercial Banks — 1.2%
VTB Capital SA, 6.88%, 5/29/18		3,940	4,196,100

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		1,124	1,129,620

Containers & Packaging — 0.7%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	400	559,982
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		655	943,875
7.75%, 11/15/19		620	901,928

			2,405,785

Diversified Financial Services — 0.9%
Ally Financial, Inc., 2.50%, 12/01/14 (b)	USD	2,700	2,572,460
Reynolds Group Issuer, Inc., 6.88%, 2/15/21 (a)(c)		490	494,288

			3,066,748

Diversified Telecommunication Services — 1.0%
ITC Deltacom, Inc., 10.50%, 4/01/16		660	722,700
Telefonica Emisiones SAU, 5.43%, 2/03/14	EUR	2,000	2,859,470

			3,582,170

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)	USD	630	655,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateral Loan Obligations
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	1

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services — 0.0%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	USD	50	$51,500
7.75%, 5/15/17		45	47,363

			98,863

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		700	742,000
Smithfield Foods, Inc., 10.00%, 7/15/14		590	693,987

			1,435,987

Health Care Equipment & Supplies — 0.2%
DJO Finance LLC, 10.88%, 11/15/14		635	696,913

Health Care Providers & Services — 0.4%
HCA, Inc., 7.25%, 9/15/20		1,230	1,316,100
Tenet Healthcare Corp.:
9.00%, 5/01/15		95	104,975
10.00%, 5/01/18		35	41,081

			1,462,156

Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,500	1,751,250
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (d)(g)		400	—

			1,751,250

Independent Power Producers & Energy Traders — 2.1%
AES Ironwood LLC, 8.86%, 11/30/25		78	78,336
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		1,000	1,072,500
Energy Future Holdings Corp., 10.25%, 1/15/20 (a)		1,000	1,058,105
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,350	2,492,422
NRG Energy, Inc., 7.63%, 1/15/18 (a)		2,500	2,531,250

			7,232,613

Machinery — 0.0%
Synventive Molding Solutions, Sub-Series A, 14.00%, 7/14/11 (h)		1,137	22,750

Media — 2.0%
CCH II LLC, 13.50%, 11/30/16		224	270,506
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		501	553,605
Series B, 9.25%, 12/15/17		1,704	1,887,180
UPC Germany GmbH, 8.13%, 12/01/17 (a)		2,500	2,700,000
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,005	1,400,076

			6,811,367

Metals & Mining — 1.0%
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)	USD	1,055	1,089,287

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded):
Foundation PA Coal Co., 7.25%, 8/01/14	USD	505	$518,888
New World Resources NV, 7.88%, 5/01/18	EUR	285	418,498
Novelis, Inc., 8.38%, 12/15/17 (a)	USD	1,170	1,260,675

			3,287,348

Oil, Gas & Consumable Fuels — 5.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		342	372,780
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 3/01/13		7,230	8,169,900
OPTI Canada, Inc., 9.00%, 12/15/12 (a)		910	889,525
Petroleos de Venezuela SA:
16.29%, 7/10/11 (f)		4,000	3,860,000
5.25%, 4/12/17		4,000	2,266,000
Repsol International Finance BV, 6.50%, 3/27/14	EUR	1,500	2,221,104

			17,779,309

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(h)	USD	519	512,471
Verso Paper Holdings LLC, Series B, 4.05%, 8/01/14 (b)		450	432,563

			945,034

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (b)		765	631,125
Novasep Holding SAS, 9.63%, 12/15/16 (a)	EUR	159	163,271

			794,396

Tobacco — 0.6%
Imperial Tobacco Finance Plc, 4.38%, 11/22/13		1,500	2,136,770

Transportation Infrastructure — 0.4%
Aguila 3 SA, 7.88%, 1/31/18	CHF	1,100	1,194,386

Wireless Telecommunication Services — 1.0%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,950	2,052,375
iPCS, Inc., 2.43%, 5/01/13 (b)		1,155	1,123,237
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		355	357,219

			3,532,831

Total Corporate Bonds – 20.6%			71,551,917

Floating Rate Loan Interests (b)

Aerospace & Defense — 2.4%
DynCorp International, Inc., Term Loan, 6.25%, 7/07/16		1,496	1,506,724
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 2.30%, 3/26/14		85	75,219

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Aerospace & Defense (concluded):
Hawker Beechcraft Acquisition Co., LLC (concluded):
Term Loan, 2.26% - 2.30%, 3/26/14	USD	1,454	$1,291,385
SI Organization, Inc., Term Loan B, 5.75%, 11/03/16		2,325	2,362,781
TASC, Inc., Tranche A Term Loan, 5.50%, 12/18/14		466	467,925
TransDigm, Inc., Tranche Term Loan B, 5.00%, 11/09/16		2,500	2,536,875

			8,240,909

Airlines — 0.4%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.11% - 2.26%, 4/30/12		1,250	1,240,625

Auto Components — 1.1%
Allison Transmission, Inc., Term Loan, 3.02% - 3.04%, 8/07/14		1,520	1,514,766
GPX International Tire Corp., Tranche B Term Loan (d)(g):
8.37% - 11.33%, 3/30/12		274	—
12.00%, 4/11/12		4	—
Global Autocare, Term Loan B, 6.00%, 11/02/16		1,200	1,203,000
UCI International, Inc., Term Loan, 5.50%, 7/06/17		950	958,906

			3,676,672

Automobiles — 0.6%
Ford Motor Co., Tranche B-1 Term Loan, 3.02%, 12/15/13		2,258	2,262,125

Beverages — 0.1%
Le-Nature’s, Inc., Tranche B Term Loan, 9.50%, 3/01/11 (d)(g)		1,000	297,500

Biotechnology — 0.3%
Grifols SA, Term Loan B, 5.84%, 10/01/16		1,100	1,116,041

Building Products — 2.8%
Armstrong World Industries, Inc., Term Loan B, 5.00%, 5/17/16		1,875	1,899,844
Goodman Global, Inc., Term Loan B, 5.75%, 10/13/16		5,985	6,029,852
Momentive Performance Materials (Blitz 06-103 GmbH):
Tranche B-1 Term Loan, 2.56%, 12/04/13		585	581,330
Tranche B-2 Term Loan, 3.12%, 12/04/13	EUR	821	1,093,731
United Subcontractors, Inc., Term Loan (First Lien), 1.80%, 6/30/15	USD	179	154,084

			9,758,841

Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		758	761,245
HarbourVest Partners, Term Loan (First Lien), 6.25%, 11/10/16		2,500	2,518,750
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		375	294,118

Floating Rate Loan Interests (b)	Par (000)		Value

Capital Markets (concluded):
Nuveen Investments, Inc.:
Term Loan, 5.78% - 5.80%, 5/13/17	USD	1,773	$1,784,838
Term Loan (First Lien), 3.30%, 11/13/14		1,175	1,146,684

			6,505,635

Chemicals — 6.8%
Arizona Chemical, Term Loan B, 6.75%, 11/18/16		1,385	1,402,998
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 3.76% - 3.95%, 1/20/14		232	231,844
Acquisition Facility 2, 4.28% - 4.75%, 1/20/14	EUR	267	359,495
Facility 2 (Second Lien), 6.45%, 7/17/15	USD	1,000	1,008,333
Facility B2, 3.76% - 3.79%, 1/20/14		1,332	1,332,385
Facility B6A and B6B, 4.72%, 11/24/37	EUR	414	572,810
CF Industries, Inc., Term Loan B-1, 4.25%, 4/05/15	USD	224	225,231
Chemtura Corp., Exit Term Loan, 5.50%, 8/16/16		1,800	1,819,499
Gentek Holding, LLC, Term Loan B, 6.75%, 9/30/15		2,195	2,238,390
Ineos US Finance LLC, Senior Credit Term A2 Facility, 7.00%, 12/17/12		98	100,758
MacDermid, Inc., Tranche C Term Loan, 3.07%, 12/15/13	EUR	1,529	1,933,255
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.56%, 7/30/14	USD	2,088	2,049,125
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14		1,024	1,023,976
Solutia, Inc., Term Loan, 4.50%, 3/17/17		972	978,492
Styron Sarl:
Term Loan, 7.50%, 6/17/16		1,853	1,873,341
Term Loan B, 6.00%, 7/27/17		3,100	3,100,000
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		3,200	3,240,992

			23,490,924

Commercial Banks — 1.0%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 1/20/12		3,250	3,326,681

Commercial Services & Supplies — 3.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		644	661,196
Advanced Disposal Services, Inc., Term Loan B, 6.00%, 1/14/15		1,238	1,246,781
Altegrity, Inc., Incremental Term Loan, 7.75%, 2/21/15		2,139	2,165,991
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14		1,084	1,083,500
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		2,175	2,194,031
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B Dollar Term Loan, 5.25%, 11/24/15		944	953,734

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	3

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Commercial Services & Supplies (concluded):
Protection One, Inc., Term Loan, 6.00%, 6/04/16	USD	828	$828,456
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		721	716,253
Synagro Technologies, Inc., Term Loan (First Lien), 2.27%, 4/02/14		1,946	1,782,039
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 8/24/16		1,222	1,229,575

			12,861,556

Communications Equipment — 1.4%
Avaya, Inc., Term Loan B, 3.03%, 10/24/14		2,700	2,635,762
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		2,300	2,346,000

			4,981,762

Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, Term Loan (First Lien), 2.56%, 2/07/14		500	490,834
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/18/17		2,100	2,100,000

			2,590,834

Construction Materials — 0.3%
Fairmount Minerals Ltd., Term Loan B, 6.25% - 6.75%, 8/05/16		1,046	1,064,689

Consumer Finance — 1.2%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		4,000	4,054,444

Containers & Packaging — 1.0%
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		716	725,924
Term Loan D, 6.00%, 9/16/16		1,397	1,418,903
Smurfit Kappa Acquisitions (JSG):
Term B1, 3.89% - 4.16%, 7/16/14	EUR	458	627,920
Term Loan Facility C1, 4.13% - 4.40%, 7/16/15		453	620,726

			3,393,473

Diversified Consumer Services — 3.1%
Coinmach Laundry Corp., Delayed Draw Term Loan, 3.26% - 3.28%, 11/14/14	USD	491	458,070
Coinmach Service Corp., Term Loan, 3.28%, 11/14/14		3,206	2,905,765
Laureate Education:
Delayed Draw Term Loan, 3.55%, 8/15/14		208	202,359
Series A New Term Loan, 7.00%, 8/15/14		3,097	3,091,713
Term Loan B, 3.55%, 8/17/14		1,392	1,351,641

Floating Rate Loan Interests (b)	Par (000)		Value

Diversified Consumer Services (concluded):
ServiceMaster Co.:
Closing Date Term Loan, 2.76% - 2.81%, 7/24/14	USD	2,511	$2,472,976
Delayed Draw Term Loan, 2.76%, 7/24/14		250	246,271

			10,728,795

Diversified Financial Services — 3.1%
MSCI, Inc., Term Loan, 4.75%, 6/01/16		1,965	1,982,320
Professional Service Industries, Inc., Term Loan (First Lien), 3.01%, 10/31/12		423	359,576
Reynolds Group Holdings, Inc.:
Incremental US Term Loan, 6.25%, 5/05/16		3,555	3,572,775
Return of Capital Euro, 6.75%, 10/28/15	EUR	2,437	3,358,162
Whitelabel IV SA:
Term Loan B1, 6.75%, 8/11/17		424	586,345
Term Loan B2, 6.75%, 8/11/17		701	970,322

			10,829,500

Diversified Telecommunication Services — 4.2%
BCM Ireland Holdings Ltd. (Eircom):
Facility B, 2.75%, 8/14/14		499	576,766
Facility C, 3.00%, 8/14/13		499	576,784
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15	USD	1,139	1,153,321
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,015	2,046,609
Level 3 Communications:
Incremental Term Loan, 2.55%, 3/13/14		4,800	4,671,998
Term Loan B, 11.50%, 3/13/14		325	351,650
Nordic Telephone Co. Holdings APS, Swiss:
Facility B2, 2.53%, 4/06/14	EUR	856	1,169,694
Facility C2, 3.16%, 4/06/15		476	650,650
Wind Telecomunicazioni SpA, Term Loan B, 5.69%, 11/18/17		2,500	3,427,630

			14,625,102

Electric Utilities — 1.1%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17	USD	3,196	3,225,732
TPF Generation Holdings, LLC:
Synthetic Letter of Credit Deposit (First Lien), 2.30%, 12/15/13		151	149,602
Synthetic Revolving Deposit, 2.30%, 12/15/11		47	46,897
Term Loan (First Lien), 2.30%, 12/15/13		344	341,720

			3,763,951

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Electronic Equipment, Instruments & Components — 1.8%
CDW LLC (FKA CDW Corp.):
Term Loan, 4.26%, 10/10/14	USD	1,750	$1,743,924
Term Loan B, 5.26%, 7/15/17		1,211	1,219,353
Flextronics International Ltd.:
Closing Date Loan A, 2.51%, 10/01/14		1,148	1,143,795
Closing Date Loan B, 2.51%, 10/01/12		2,227	2,222,528

			6,329,600

Energy Equipment & Services — 0.7%
MEG Energy Corp., Tranche D Term Loan, 6.00%, 4/03/16		2,477	2,489,030

Food & Staples Retailing — 3.7%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.57%, 7/09/15	GBP	4,525	6,849,691
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5.25%, 6/30/16	USD	3,004	3,050,976
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		593	595,023
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		2,416	2,326,687

			12,822,377

Food Products — 4.8%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/29/16		2,165	2,183,515
11.25%, 9/29/17		1,400	1,435,000
Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.):
Sterling Tranche Loan (Mezzanine), 11.35%, 11/02/15 (h)	GBP	433	697,057
Term Loan B, 5.62%, 4/30/16	EUR	3,000	4,169,802
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 8.50%, 10/14/14	USD	250	249,819
Term Loan A, 8.50%, 10/14/14		1,048	1,047,993
Term Loan B, 8.50%, 10/14/14		1,275	1,274,597
Dole Food Co., Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17		151	152,655
Green Mountain Coffee, Inc., Term Loan B, 5.50%, 11/09/16		900	903,375
Michael Foods Group, Inc. (FKA M- Foods Holdings, Inc.), Term Loan B, 6.25%, 6/29/16		1,158	1,174,367
Pilgrim’s Pride Corp., Term Loan A, 6.99%, 12/01/12		1,535	1,511,975
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,468	1,483,338
Solvest, Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17		378	380,763

			16,664,256

Floating Rate Loan Interests (b)	Par (000)		Value

Health Care Equipment & Supplies — 1.0%
Biomet, Inc., Euro Term Loan, 3.74% - 3.94%, 3/25/15	EUR	993	$1,348,672
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14	USD	910	900,700
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		832	835,871
Tranche C-2 Term Loan, 4.50%, 9/10/14		445	447,322

			3,532,565

Health Care Providers & Services — 5.0%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.54%, 7/25/14		104	103,805
Term Loan B, 3.79%, 1/25/17		683	687,221
Term Loan Facility, 2.54%, 7/25/14		2,028	2,015,123
ConvaTec Ltd., Term Loan B, 5.75%, 12/20/16		1,225	1,240,823
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,900	1,925,433
HCA, Inc., Tranche A-1 Term Loan, 1.55%, 11/16/12		2,335	2,319,630
Harden Healthcare, Inc.:
Add-on Term Loan, 7.50%, 3/02/15		1,568	1,536,150
Tranche A Term Loan, 8.50%, 2/22/15		900	882,223
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		3,070	3,108,412
Renal Advantage Holdings, Inc., Term Loan B, 5.75%, 12/03/16		1,500	1,521,563
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		2,094	2,109,432

			17,449,815

Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16		2,570	2,598,654
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,500	1,519,375

			4,118,029

Hotels, Restaurants & Leisure — 8.8%
Boyd Gaming Corp., Term Loan A, 4.16%, 12/31/15		3,125	3,093,750
Dunkin’ Finance Corp., Term Loan B, 5.75%, 11/09/17		2,800	2,843,968
Gateway Casinos & Entertainment, Ltd., Term Loan B, 6.50% - 7.50%, 10/20/15	CAD	4,440	4,467,269
Harrah’s Operating Co., Inc.:
Term Loan B-2, 3.30%, 1/28/15	USD	1,000	930,469
Term Loan B-3, 3.29% - 3.30%, 1/28/15		5,787	5,388,327

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Hotels, Restaurants & Leisure (concluded):
Harrah’s Operating Co., Inc. (concluded):
Term Loan B-4, 9.50%, 10/31/16	USD	1,760	$1,867,526
OSI Restaurant Partners, LLC, Pre-Funded RC Loan, 0.12% - 2.56%, 6/14/13		32	31,590
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		3,093	3,124,117
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.50%, 6/30/16		2,225	2,257,325
Travelport LLC (FKA Travelport, Inc.), Delayed Draw Term Loan, 4.96%, 8/21/15		592	575,655
Twin River, Senior Secured Term Loan, 8.50%, 11/05/15		1,476	1,481,285
Universal City Development Partners Ltd., Term Loan, 5.50%, 11/16/14		447	451,455
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13		158	158,320
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		1,440	1,445,575
Term B Funded Project Loan, 4.80%, 5/27/13		2,336	2,344,107

			30,460,738

Household Durables — 0.5%
Berkline/Benchcraft, LLC, Term Loan, 14.00%, 11/03/11 (d)(g)(h)		128	6,418
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		1,596	1,615,618

			1,622,036

IT Services — 5.1%
Amadeus IT Group SA/Amadeus Verwaltungs GmbH (WAM Acquisition):
Term B3 Facility, 4.28%, 6/30/13	EUR	615	838,685
Term B4 Facility, 4.28%, 6/30/13		317	432,721
Term C3 Facility, 4.78%, 6/30/14		615	838,686
Term C4 Facility, 4.78%, 6/30/14		314	427,962
Ceridian Corp., US Term Loan, 3.26%, 11/09/14	USD	1,872	1,835,526
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		468	474,347
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		4,724	4,469,031
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		612	579,181
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		3,112	2,943,506
TransUnion LLC, Term Loan, 6.75%, 6/15/17		2,860	2,891,267

Floating Rate Loan Interests (b)	Par (000)		Value

IT Services (concluded):
Travelex Plc:
Tranche B5, 2.95%, 10/31/13	USD	1,033	$1,025,320
Tranche C5, 3.45%, 10/31/14		1,033	1,025,320

			17,781,552

Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.76% - 3.80%, 10/10/14		2,446	2,022,267
Initial Tranche B-2 Term Loan, 3.76% - 3.80%, 10/10/14		626	516,940
Initial Tranche B-3 Term Loan, 3.76% - 3.80%, 10/10/14		376	310,509

			2,849,716

Industrial Conglomerates — 1.5%
Sequa Corp., Term Loan, 3.56%, 12/03/14		1,497	1,474,782
Tomkins Plc, Term Loan B, 6.25%, 9/16/16		3,700	3,751,280

			5,226,062

Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		2,375	2,398,750

Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		536	537,258

Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.55%, 12/16/12		1,025	1,025,513

Marine — 0.3%
Horizon Lines, LLC:
Return of Capital, 3.31% - 5.25%, 8/08/12		614	571,098
Term Loan, 3.31%, 8/08/12		335	321,127

			892,225

Media — 22.3%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16		1,985	1,997,406
Amsterdamse Beheer - En Consultingmaatschappij BV (Casema), Kabelcom Term Loan Facility B, 3.62%, 11/02/14	EUR	619	848,470
Atlantic Broadband Finance, LLC, Term Loan B, 5.00%, 11/12/15	USD	1,207	1,214,817
Bresnan Telecommunications Co. LLC, Term Loan, 4.50%, 11/30/17		2,750	2,774,827
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		3,740	3,676,416
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,130	1,137,161
Charter Communications Operating, LLC:
Term Loan B1, 7.25%, 3/06/14		675	695,810
Term Loan C, 3.56%, 9/06/16		3,459	3,465,528

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)			Value

Media (continued):
Clarke American Corp., Term Loan B, 2.76%, 6/30/14	USD	1,091		$1,018,250
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		1,006		1,003,462
Getty Images, Inc., Term Loan B, 5.25%, 10/29/16		2,594		2,631,321
HIT Entertainment, Inc., Term Loan (Second Lien), 5.79%, 2/26/13		300		268,500
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.76%, 6/12/14		1,935		1,801,915
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.56%, 3/10/14		2,184		1,009,970
Intelsat Jackson Holdings Ltd., Term Loan B, 5.25%, 3/07/18		8,250		8,351,062
Interactive Data Corp., Term Loan, 6.75%, 1/29/17		1,592		1,611,887
Kabel Deutschland GmbH:
Facility A1 (Consent and Roll), 3.12%, 6/01/12	EUR	3,913		5,357,545
Mezzanine, 5.86%, 12/31/16		1,000		1,376,284
Knology, Inc., Term Loan B, 5.50%, 9/27/16	USD	1,300		1,313,407
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 6/28/15	EUR	304		378,321
Facility C1, 3.93%, 6/30/16		608		756,641
Liberty Cablevision of Puerto Rico, Ltd., Initial Term Facility, 2.30%, 6/17/14	USD	1,448		1,342,556
MCNA Cable Holdings LLC (OneLink Communications), Loan, 7.00%, 3/01/13 (h)		901		802,022
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		2,229		2,218,191
Newsday, LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		1,500		1,594,687
Floating Rate Term Loan, 6.55%, 8/01/13		1,250		1,270,312
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		65		65,217
Class B Dollar Term Loan, 4.01%, 5/01/16		2,264		2,279,341
Penton Media, Inc., Term Loan (First Lien), 5.00%, 8/01/14		3		2,271
Sinclair Television Group, Inc., New Tranche B Term Loan, 5.50%, 10/29/15		1,018		1,035,424
Springer Science+Business Media SA, Facility A1, 6.75%, 7/01/16	EUR	3,200		4,447,000
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.54%, 6/01/12	USD	1,965		1,932,313
TWCC Holdings Corp., Replacement Term Loans, 5.00%, 9/14/15		2,111		2,117,469

Floating Rate Loan Interests (b)	Par (000)			Value

Media (concluded):
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.26%, 6/30/13	USD	229		$205,955
Term Loan, 3.26%, 6/30/13		907		816,525
Telesat:
Delayed Draw Term Loan, 3.26%, 10/31/14		218		217,348
Term Loan B, 3.26%, 10/31/14		2,532		2,530,361
UPC Financing Partnership, Facility U, 4.79%, 12/31/17	EUR	2,186		2,965,544
Univision Communications, Inc., Exit Term Loan, 4.51%, 3/31/17	USD	2,473		2,429,399
Virgin Media Investment Holdings Ltd., Facility B, 4.52%, 12/31/15	GBP	4,000		6,410,265
Yell Group Plc, Facility B1, 4.01%, 7/31/14	USD	—	(i)	10

				77,371,210

Metals & Mining — 1.4%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		642		612,976
14.00%, 6/29/13		608		580,774
Novelis Corp., Term Loan B, 5.25%, 12/01/16		3,500		3,559,062

				4,752,812

Multi-Utilities — 0.0%
Mach Gen, LLC, Synthetic Letter of Credit Loan (First Lien), 0.05%, 2/22/13		69		63,725

Multiline Retail — 1.8%
Hema Holding BV:
Facility B, 2.77%, 7/06/15	EUR	172		232,254
Facility C, 3.52%, 7/05/16		172		232,254
Facility D, 5.77%, 1/01/17		3,800		5,098,716
The Neiman Marcus Group, Inc., Term Loan B, 4.30%, 4/06/16	USD	796		799,886

				6,363,110

Oil, Gas & Consumable Fuels — 1.4%
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/11/18		1,750		1,776,250
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		3,017		3,077,642

				4,853,892

Paper & Forest Products — 0.1%
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13 (h)		392		352,395

Personal Products — 0.3%
NBTY, Inc., Term Loan B, 6.25%, 9/20/17		1,075		1,090,677

Pharmaceuticals — 0.6%
Warner Chilcott Co., LLC, Term Loan A, 6.00%, 10/30/14		861		861,708

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)			Value

Pharmaceuticals (concluded):
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15	USD	524		$527,492
Term Loan B-1, 6.25%, 4/30/15		223		224,425
Term Loan B-2, 6.25%, 4/30/15		373		375,291
Term Loan B-3, 6.50%, 2/20/16		226		228,003

				2,216,919

Professional Services — 2.2%
Booz Allen Hamilton, Inc.:
Term Loan B, 3.78%, 8/01/17		3,600		3,604,813
Tranche B Term Loan, 7.50%, 7/31/15		980		980,481
Tranche C Term Loan, 6.00%, 7/31/15		1,238		1,237,809
Fifth Third Processing Solutions, LLC, Term Loan B, 5.50%, 10/21/16		1,700		1,723,375

				7,546,478

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 8.64%, 6/28/11		300		292,286

Real Estate Management & Development — 1.8%
Pivotal Promontory, LLC, Term Loan (Second Lien), 12.00%, 8/31/11 (d)(g)		750		1
Realogy Corp.:
Delayed Draw Term Loan B, 3.26% - 3.30%, 10/10/13		2,560		2,477,213
Exit Term Loan, 3.29%, 10/16/16		700		682,500
Initial Term Loan B, 13.50%, 10/10/13		2,999		2,901,747
Synthetic Letter of Credit, 0.11%, 10/10/13		355		343,876

				6,405,337

Road & Rail — 0.2%
Transtar Industries, Term Loan B, 6.25%, 12/07/16		625		633,594

Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.51%, 12/01/16		566		566,938
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		1,100		1,113,750

				1,680,688

Software — 0.2%
Bankruptcy Management Solutions, Inc.:
Facility (Second Lien), 8.30%, 8/20/15 (h)		245		12,559
Term Loan B, 7.50%, 8/20/14		719		331,805

Floating Rate Loan Interests (b)	Par (000)			Value

Software (concluded):
Vertafore, Inc., Term Loan B, 6.75% - 7.25%, 7/28/16	USD	507		$508,064

				852,428

Specialty Retail — 2.8%
Burlington Coat Factory Warehouse Corp., Term Loan, 2.54% - 2.56%, 5/28/13		675		671,747
Gymboree Corp., Term Loan B, 5.50%, 11/09/17		1,400		1,416,843
Matalan Finance Plc, Term Facility, 5.60%, 3/24/16	GBP	1,248		1,990,606
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13	USD	820		816,099
Petco Animal Supplies, Inc., Term Loan B, 6.00%, 8/18/17		2,660		2,693,250
Toys ‘R’ US, Inc., Term Loan B, 6.00%, 8/17/16		1,980		2,004,774

				9,593,319

Textiles, Apparel & Luxury Goods — 1.2%
PVH/Hilfiger, Euro Term Loan B, 5.00%, 5/04/16	EUR	3,037		4,131,469

Wireless Telecommunication Services — 2.0%
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.81%, 3/30/12	USD	4,565		4,496,894
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		2,250		2,328,750

				6,825,644

Total Floating Rate Loan Interests – 112.5%				390,035,564

Foreign Agency Obligations

Argentina Bonos:
0.47%, 8/03/12 (b)		2,500		2,361,514
7.00%, 10/03/15		2,000		1,827,722
Colombia Government International Bond, 3.86%, 3/17/13 (b)		840,000		882,000
Republic of Venezuela, 1.30%, 4/20/11 (b)		4,000,000		3,972,000
Uruguay Government International Bond, 6.88%, 1/19/16	EUR	950,000		1,424,259

Total Foreign Agency Obligations – 3.0%				10,467,495

Other Interests (j)	Beneficial Interest (000)

Auto Components — 1.6%
Delphi Debtor-in-Possession Holding Co. LLP	USD	—	(i)	5,367,621
Lear Corp. Escrow		500		16,250

				5,383,871

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)			Value

Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (k)	USD	—	(i)	$1,130,844

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		—	(i)	95

Hotels, Restaurants & Leisure — 0.0%
WEMBLEY CONTIGENT		2		10,500

Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6		—

Total Other Interests – 1.9%				6,525,310

Warrants (l)	Shares

Machinery — 0.0%
Synventive Molding Solutions (Expires 1/15/13)		2		—

Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		3,424		34
(Expires 9/30/14)		19,023		190

				224

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		251		3
HMH Holdings/EduMedia (Expires 3/09/17)		21,894		—

				3

Total Warrants – 0.0%				227

Total Long-Term Investments (Cost – $480,898,708) – 140.6%				487,394,298

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (m)(n)		1,911,259		1,911,259

Total Short-Term Securities (Cost – $1,911,259) – 0.6%				1,911,259

Options Purchased	Contracts			Value

Over-the Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		26		—

Total Options Purchased (Cost - $25,422) – 0.0%		—

Total Investments (Cost – $482,835,389*) – 141.2%				489,305,557

Liabilities in Excess of Other Assets – (41.2)%				(142,670,675)

Net Assets – 100.0%				$346,634,882

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$480,073,882

Gross unrealized appreciation	$20,694,339
Gross unrealized depreciation	(11,462,664)

Net unrealized appreciation	$9,231,675

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Banc of America NA	$838,355	—
Credit Suisse Securities (USA) LLC	$494,288	$4,288

(d)	Non-income producing security.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Amount is less than $1,000.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,770,511	(6,859,252)	1,911,259	$1,381

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	98,000	USD	134,436	Citibank NA	2/01/11	$(260)
USD	680,655	EUR	500,000	BNP Paribas SA	2/01/11	(3,920)
USD	4,482,119	CAD	4,444,500	Citibank NA	4/14/11	50,461
USD	1,165,905	CHF	1,099,500	Citibank NA	4/14/11	341
USD	13,125,840	GBP	8,414,000	Citibank NA	4/14/11	(344,334)
USD	143,827	GBP	90,000	UBS AG	4/14/11	(256)
EUR	500,000	USD	679,972	BNP Paribas SA	4/27/11	3,870
USD	63,005,917	EUR	46,040,000	Citibank NA	4/27/11	37,827

Total						$(256,271)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	—	$6,849,918	$6,849,918
Common Stocks	$190,373	$687,014	1,086,480	1,963,867
Corporate Bonds	—	70,293,688	1,258,229	71,551,917
Floating Rate Loan Interests	—	322,889,255	67,146,309	390,035,564
Foreign Agency Obligations	—	6,278,259	4,189,236	10,467,495
Other Interests	—	5,367,621	1,157,689	6,525,310
Warrants	—	—	227	227
Short- Term Securities	1,911,259	—	—	1,911,259
Unfunded Loan Commitments	—	—	81,744	81,744
Liabilities:
Unfunded Loan Commitments	—	—	(9,191)	(9,191)

Total	$2,101,632	$405,515,837	$81,760,641	$489,378,110

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$92,499	—	$92,499
Liabilities:
Foreign currency exchange contracts	—	(348,770)	—	$(348,770)

Total	—	$(256,271)	—	$(256,271)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Other Interests	Preferred Securities

Assets:
Balance, as of October 31, 2010	—	$595,520	$61,912	$64,699,477	$4,228,067	$5,533,239	$85,828
Accrued discounts/premiums	$15,515	—	82,131	201,095	52,468	—	—
Net realized gain (loss)	—	(348,191)	—	(3,677,005)	—	—	136,990
Net change in unrealized appreciation/depreciation[2]	29,453	393,043	(84,862)	5,583,136	(91,299)	984,571	(31,032)
Purchases	6,255,110	484,868	1,199,048	22,990,429	—	7,500	—
Sales	—	(38,760)	—	(17,322,833)	—	—	(191,786)
Transfers in3	549,840	—	—	5,790,603	—	—	—
Transfers out[3]	—	—	—	(11,118,593)	—	(5,367,621)	—

Balance, as of January 31, 2011	$6,849,918	$1,086,480	$1,258,229	$67,146,309	$4,189,236	$1,157,689	—

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

	Warrants	Unfunded Loan Commitments	Total

Assets:
Balance, as of October 31, 2010	$227	$160,394	$75,364,664
Accrued discounts/premiums	—	—	351,209
Net realized gain (loss)	—	—	(3,888,206)
Net change in unrealized appreciation/depreciation[2]	—	(78,650)	6,704,360
Purchases	—	—	30,936,955
Sales	—	—	(17,553,379)
Transfers in3	—	—	6,340,443
Transfers out[3]	—	—	(16,486,214)

Balance, as of January 31, 2011	$227	$81,744	$81,769,832

Unfunded Loan Commitments

Liabilities:
Balance, as of October 31, 2010	$(42,707)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	33,516
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of January 31, 2011	$(9,191)

[2]	The net change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $856,136.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

Credit Contracts

	Assets	Liabilities	Total

Balance, as of October 31, 2010	$19,172	—	$19,172
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[4]	73,327	$(348,770)	(275,443)
Purchases	—	—	—
Sales	—	—	—
Transfers in5	—	—	—
Transfers out[5]	—	—	—

Balance, as of January 31, 2011	$92,499	$(348,770)	$(256,271)

[4]	The net change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(275,443).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2011